                                      LOGO

We are pleased to present the Semi-Annual Report for the Advisory Foreign Fixed Income, Advisory Mortgage and Emerging Markets Portfolios of MAS Funds as of March 31, 1997.
TABLE OF CONTENTS
MAS Overview and Statement of Net Assets

   Advisory Foreign Fixed Income
      Portfolio.............................     1
   Advisory Mortgage Portfolio..............     3
   Emerging Markets Portfolio...............    12

Statement of Operations.....................    15
Statement of Changes in Net Assets..........    16
Financial Highlights........................    17
Notes to Financial Statements...............    20

THIS SEMI-ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY FOREIGN
FIXED INCOME
PORTFOLIO (UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The Advisory Foreign Fixed Income Portfolio is used as a vehicle for making opportunistic foreign bond investments in core fixed-income portfolios managed by Miller Anderson & Sherrerd. This strategy concentrates on enhancing total returns through investments in foreign fixed-income securities and is managed as one component of a diversified portfolio. All securities held in the Portfolio have a credit quality of A or better. Derivatives may be used to represent country investments or otherwise pursue portfolio strategy. Investment results for this fund should not be analyzed on a stand-alone basis, but as part of the total return for a diversified fixed-income investment. Returns are presented here in compliance with reporting requirements for mutual funds. The Portfolio is available only to private advisory clients of Miller Anderson & Sherrerd, LLP.

                     AVERAGE ANNUAL RETURNS ENDED 3/31/97*

                           MAS              INDEX
                         --------------------------
    SIX MONTHS              6.0%             2.5%
    ONE YEAR               15.3              4.9
    SINCE INCEPTION        14.0              8.7

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

The Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for the Advisory Foreign Fixed Income Portfolio from exceeding 0.15% of average daily net assets.

* The Advisory Foreign Fixed Income Portfolio commenced operations on 10/7/94. All returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (48.8%)

------------------------------------------------------
                     RATINGS        FACE
                    (STANDARD      AMOUNT      VALUE
 MARCH 31, 1997     & POOR'S)      (000)       (000)#
------------------------------------------------------
BRITISH POUND (3.1%)
United Kingdom Treasury
  Bond
   8.00%, 6/10/03        AAA     GBP   3,700  $  6,239
------------------------------------------------------
CANADIAN DOLLAR (13.9%)
++ Government of Canada
   9.75%, 6/1/21         AA+     CAD  30,765    28,314
------------------------------------------------------
EUROPEAN CURRENCY UNIT (2.7%)
Government of France
  O.A.T.
   7.50%, 4/25/05        AAA     ECU   4,300     5,467
------------------------------------------------------
FINNISH MARKKA (2.7%)
Government of Finland
   9.50%, 3/15/04        AA-     FIM  23,000     5,583
------------------------------------------------------
GERMAN MARK (3.0%)
Gem DT Laender,
  Series 1
   6.25%, 8/21/06        AAA      DEM 10,000     6,065
------------------------------------------------------
SWEDISH KRONA (23.4%)
Government of Sweden
   6.00%, 2/9/05         AAA     SEK 150,000    18,750
   10.25%, 5/5/03        AA+         183,800    28,872
------------------------------------------------------
GROUP TOTAL                                     47,622
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $105,322)                                     99,290
------------------------------------------------------
CASH EQUIVALENTS (48.3%)
------------------------------------------------------
COMMERCIAL PAPER (38.1%)
American Express Credit Corp.
   5.55%, 4/2/97                $      6,000     5,999
Barclays U.S. Funding Corp.
   5.54%, 6/30/97                      6,000     5,917
Beneficial Corp.
   5.55%, 4/16/97                      6,000     5,986
CIT Group Holdings Corp.
   5.55%, 6/25/97                      6,000     5,921
Ford Motor Credit Corp.
   5.55%, 4/11/97                      6,000     5,991
General Electric Capital Corp.
   5.55%, 4/10/97                      6,000     5,992
Household Finance Corp.
   5.55%, 4/3/97                       6,000     5,998
John Deere Credit, Inc.
   5.55%, 6/24/97                      6,000     5,922
Monsanto Co.
   5.55%, 6/11/97                      6,000     5,934

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY FOREIGN
FIXED INCOME
PORTFOLIO (UNAUDITED)
                                        FACE
                                      AMOUNT     VALUE
(CONT'D)                               (000)    (000)#
------------------------------------------------------
National Rural Utilities
  Cooperative Finance
    Corp.
   5.56%, 6/17/97               $      6,000  $  5,929
Norwest Financial, Inc.
   5.55%, 6/27/97                      6,000     5,919
Prudential Funding Corp.
   5.57%, 4/15/97                      6,000     5,987
USAA Capital Corp.
   5.54%, 6/26/97                      6,000     5,921
------------------------------------------------------
GROUP TOTAL                                     77,416
------------------------------------------------------
REPURCHASE AGREEMENTS (10.2%)
Chase Securities, Inc. 6.20%,
   dated 3/31/97, due 4/1/97,
   to be repurchased at
   $6,926, collateralized by
   various U.S. Government
   Obligations due
   4/10/97-1/29/99, valued at
   $6,995                              6,925     6,925
Goldman Sachs & Co. 6.20%,
   dated 3/31/97, due 4/1/97,
   to be repurchased at
   $6,925, collateralized by
   U.S. Treasury Bonds,
   9.125%, due 5/15/09, valued
   at $7,094                           6,924     6,924
Merrill Lynch & Co., Inc.
   6.25%, dated 3/31/97, due
   4/1/97, to be repurchased
   at $6,925, collateralized
   by U.S. Treasury Bonds
   7.125%, due 10/15/98,
   valued at $7,070                    6,924     6,924
------------------------------------------------------
GROUP TOTAL                                     20,773
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $98,189)           98,189
------------------------------------------------------
FOREIGN CURRENCY (0.0%)
------------------------------------------------------
@ Austrian Schilling (Cost $0)  ATS        1        --
------------------------------------------------------
TOTAL INVESTMENTS (97.1%) (Cost $203,511)      197,479
------------------------------------------------------


                                                 VALUE
                                                (000)#
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.9%)
Cash                                          $      1
Interest Receivable                              3,978
Receivable for Fund Shares Sold                    750
Unrealized Gain on Forward Foreign Currency
  Contracts                                      1,230
Unrealized Gain on Swap Contract                   208
Other Assets                                         9
Payable for Investment Advisory Fees                (1)
Payable for Administrative Fees                    (11)
Payable for Trustees' Deferred Compensation
  Plan-Note E                                       (8)
Payable for Daily Variation on Futures
  Contracts                                       (162)
Other Liabilities                                  (86)
                                              --------
                                                 5,908
------------------------------------------------------
NET ASSETS (100%)                             $203,387
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 20,783,484 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                $203,387
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $   9.79
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                               $196,481
Undistributed Net Investment Income (Loss)         586
Undistributed Realized Net Gain (Loss)          12,681
Unrealized Appreciation (Depreciation) on:
  Investment Securities                         (6,033)
  Foreign Currency Transactions                    865
  Futures and Swaps                             (1,193)
------------------------------------------------------
NET ASSETS                                    $203,387
------------------------------------------------------
#    See Note A1 to Financial Statements.
++   A portion of these securities was pledged to cover
      margin requirements for futures contracts.
@    Value is less than $500.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE PORTFOLIO (UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The Advisory Mortgage Portfolio is used as a vehicle for making mortgage investments in core fixed-income portfolios managed by Miller Anderson & Sherrerd. The Advisory Mortgage Portfolio invests in a broad range of mortgage securities, collateralized mortgage obligations (CMOs), asset-backed securities, U.S. Government and other fixed-income securities and is managed as one component of a diversified portfolio. Miller Anderson & Sherrerd selects mortgages that appear most attractively priced, while managing the Portfolio's prepayment sensitivity. Derivatives may be used to pursue portfolio strategy. Investment results for this fund should not be analyzed on a stand-alone basis, but as part of the total return for a diversified fixed-income investment. Returns are presented here in compliance with reporting requirements for mutual funds. The Portfolio is available only to private advisory clients of Miller Anderson & Sherrerd, LLP.

--------------------------------------------------------
AVERAGE ANNUAL RETURNS ENDED 3/31/97*
                           MAS             INDEX
                           -----------------------------
    SIX MONTHS             3.4%             3.0%
    ONE YEAR               6.7              6.0
    SINCE INCEPTION        8.2              7.8
--------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

The Advisor has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for the Advisory Mortgage Portfolio from exceeding 0.08% of average daily net assets.

* The Advisory Mortgage Portfolio commenced operations on 4/12/95. All returns are compared to the Lehman Mortgage Index, an unmanaged market index.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (82.6%)

-------------------------------------------------------
                       RATINGS      FACE
                      (STANDARD     AMOUNT      VALUE
MARCH 31, 1997        & POOR'S)     (000)       (000)#
-------------------------------------------------------
ADJUSTABLE RATE MORTGAGES (8.4%)
## Government National
  Mortgage Association II
  Various Pools:
   6.00%,
     8/20/26-12/20/26      Agy    $ 146,737  $  146,694
   6.50%, 8/20/26          Agy       46,611      47,123
-------------------------------------------------------
GROUP TOTAL                                     193,817
-------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (29.1%)
Federal Home Loan
  Mortgage Corporation
  Conventional Pools:
   6.00%, 1/1/01           Agy           12          11
   6.50%, 3/1/02           Agy           15          15
   6.75%, 12/1/05          Agy          191         187
   7.00%, 11/1/24          Agy        7,605       7,333
   8.00%, 3/1/07           Agy          386         391
   8.25%, 11/1/07-7/1/08   Agy          224         229
   10.00%, 2/1/09-9/1/17   Agy        2,960       3,199
   10.25%, 1/1/09-9/1/16   Agy          110         119
   10.50%, 7/1/09-12/1/20  Agy        8,966      11,118
   11.00%,12/1/10-11/1/20  Agy        8,966       9,937
   11.25%, 6/1/10-12/1/15  Agy          158         176
   11.50%, 2/1/00-9/1/19   Agy        5,176       5,792
   12.00%, 10/1/09-8/1/15  Agy        1,268       1,448
   12.50%, 10/1/09-6/1/15  Agy          285         330
   13.00%, 9/1/13          Agy           27          31
   13.50%, 2/1/10          Agy           37          43
  Gold Pools:
   7.00%, 1/1/24-6/1/25    Agy       46,518      44,691
   7.50%, 11/1/22-7/1/26   Agy        3,600       3,545
   9.50%, 11/1/16-12/1/22  Agy       27,763      29,937
   10.00%, 12/1/16-4/1/25  Agy        2,663       3,318
   10.50%, 6/1/11-3/1/21   Agy        1,226       1,346
   11.00%, 5/1/12          Agy           27          30
   11.50%, 10/1/19         Agy          230         258
   12.00%, 8/1/14-6/1/20   Agy        8,107       9,135
  March TBA
   7.50%, 6/15/27          Agy        5,000       4,917
  April TBA
   7.50%, 6/15/26-6/15/27  Agy      172,175     169,323
  May TBA
   6.50%, 6/15/26          Agy       16,000      14,900
   7.50%, 6/15/26          Agy       60,000      58,875
Federal National Mortgage
  Association
  Conventional Pools:
   7.00%, 2/1/97-3/1/27    Agy      107,578     102,895
   7.50%, 6/1/24           Agy          217         214
   9.00%, 11/1/09-11/1/16  Agy       10,185      10,783
   9.50%, 7/1/16-7/1/17    Agy        4,219       4,553
   10.00%, 9/1/16-5/1/22   Agy       30,157      32,737
   10.50%, 5/1/11-4/1/22   Agy       11,898      13,135
   10.75%, 6/1/13-10/1/11  Agy          225         250

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)
                        RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
(CONT'D)               & POOR'S)      (000)      (000)#
-------------------------------------------------------
   11.00%, 5/1/11-11/1/20  Agy    $   6,143  $    6,839
   11.25%, 1/1/11-1/1/16   Agy          372         411
   11.50%, 2/1/11-9/1/25   Agy        1,943       2,185
   12.00%, 1/1/13-2/1/18   Agy          340         387
   12.50%, 1/1/10-9/1/15   Agy        5,953       6,865
Government National
  Mortgage Association
  Various Pools:
   7.50%, 7/15/23          Agy          864         851
   10.00%,
   11/15/09-12/25/26       Agy       43,453      47,421
   10.50%,
   10/15/00-8/15/26        Agy       30,996      34,406
   11.00%,
   12/15/09-12/15/99       Agy       24,376      27,413
   11.50%,
   1/15/13-8/15/18         Agy        2,407       2,720
   12.00%,
   11/15/12-7/15/14        Agy          577         660
   12.50%,
   11/15/10-7/15/15        Agy          587         671
   13.00%,
   2/15/11-9/15/14         Agy          375         432
   13.50%,
   5/15/10-9/15/14         Agy          271         312
-------------------------------------------------------
GROUP TOTAL                                     676,774
-------------------------------------------------------
ASSET BACKED CORPORATES (0.1%)
Secnnurity Pacific Home
  Equity Trust, Series
  91-AB
   10.50%, 3/10/06         A+         1,991       1,994
-------------------------------------------------------
ASSET BACKED MORTGAGES (1.5%)
AFC Home Equity Loan
  Trust,
  Series:
  96-2 CL 1A6 SEQ
   8.30%, 8/25/27          AAA          525         534
  96-3 1A6
   8.07%, 2/25/27          AAA          125         126
Advanta Mortgage Loan
  Trust, Series 96-2 A5
   8.08%, 6/25/27          AAA        3,461       3,498
Cityscape Home Equity
  Loan Trust,
  Series:
  96-2 A5
   8.10%, 8/25/26          AAA        7,500       7,566
  96-3 A8
   7.65%, 8/25/26          AAA        9,650       9,440
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-3 A7
   8.04%, 9/15/27          AAA          125         126
  96-3 10 IO
   0.90%, 9/15/27          AAA       90,265       2,265
 (*) 96-3 96 3A YMA
   9/15/27                 N/R      263,405         493
   (acquired 10/10/96-
   11/19/96, cost $487)
 (*) 96-3 B YMA
   9/15/27                 N/R       99,205         142
   (acquired 10/10/96-
   11/19/96, cost $140)


                         RATINGS      FACE
                        (STANDARD    AMOUNT       VALUE
                        & POOR'S)     (000)      (000)#
-------------------------------------------------------
  96-3 A9 IO
   1.30%, 9/15/27          AAA    $ 243,363  $    8,274
Delta Funding Home Equity
  Loan Trust, Series 96-1
  A7
   7.95%, 6/25/27          AAA        1,245       1,248
IMC Home Equity Loan
  Trust, Series 96-3 A7
   8.05%, 8/25/26          AAA        1,000       1,010
-------------------------------------------------------
GROUP TOTAL                                      34,722
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-AGENCY COLLATERAL
  SERIES (6.0%)
Collateralized Mortgage
  Obligation Trust,
  Series 86-13 Q Inv Fl
   15.546%, 1/20/03        AAA          248         266
Federal Home Loan
  Mortgage Corporation,
  Series:
  88-17 I PAC-1 (11)
   9.90%, 10/15/19         Agy        2,200       2,341
  88-22 C PAC (11)
   9.50%, 4/15/20          Agy          815         883
  88-23 F PAC-1 (11)
   9.60%, 4/15/20          Agy        1,025       1,104
  89-39 F PAC-2 (11)
   10.00%, 5/15/20         Agy        1,975       2,129
  89-47 F PAC-1 (12)
   10.00%, 6/15/20         Agy        1,740       1,880
  89-110-F PAC
   8.55%, 1/15/21          Agy          800         827
  90-129 H PAC
   8.85%, 3/15/21          Agy          135         142
  90-164 B12
   9.50%, 7/15/21          Agy        4,700       4,986
  90-1007 F Inv Fl
   22.61%, 1/15/20         Agy            5           6
  93-149 O PO REMIC
   8/25/23                 Agy        3,078       1,503
  1089 C Inv Fl
   562.167%, 6/15/21       Agy          199       2,687
  1364 B Inv Fl IO CMO
   6.00%, 9/15/07          Agy       11,569       1,365
  1364 E Inv Fl IO REMIC
   9.287%, 9/15/07         Agy       13,897       2,667
  1369 S Inv Fl IO REMIC
   4.00%, 9/15/07          Agy       15,126       1,074
  1415-S Inv Fl IO CMO
   19.75%, 11/15/07        Agy          133          54
  1476-S Inv Fl IO REMIC
   PAC
   4.408%, 2/15/08         Agy        1,442         151
  1485-S Inv Fl IO REMIC
   4.163%, 3/15/08         Agy        1,420         108
  1600-SA Inv Fl IO REMIC
   2.50%, 10/15/08         Agy       22,230       1,007
  1632 SA Inv Fl REMIC
   5.657%, 11/15/23        Agy        1,585       1,128

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS      FACE
                        (STANDARD    AMOUNT       VALUE
                        & POOR'S)     (000)      (000)#
-------------------------------------------------------
  1632-SB Inv Fl REMIC
   4.60%, 11/15/23         Agy    $   9,720  $    4,506
  1634 SC Inv Fl
   7.419%, 12/15/23        Agy        4,000       2,380
  1680 PB PAC-1 (11)
   5.70%, 6/15/12          Agy        1,648       1,641
  1699-SD Inv Fl IO CMO
   2.50%, 3/15/24          Agy       89,542       5,749
  1709 H PO REMIC 1/15/24  Agy        1,305         476
  1750-C PD PO REMIC
    3/15/24                Agy        2,026       1,186
  1813 K PO REMIC 2/15/24  Agy        1,284         777
  1844 PC PO REMIC
    3/15/24                Agy        2,344       1,184
  1887 I PO REMIC
    10/15/22               Agy        1,378         766
Federal National Mortgage
  Association,
  Series:
  89-22 G PAC (11)
   10.00%, 5/25/19         Agy        5,445       5,960
  89-92 G PAC (11)
   8.60%, 12/25/04         Agy          750         777
  90-106 J PAC
   8.50%, 9/25/20          Agy        2,299       2,364
  90-118 S Inv Fl
   28.777%, 9/25/20        Agy          195         278
  90-126 S Inv Fl CMO
   19.232%, 10/25/20       Agy        6,750       7,969
  91-34 S Inv Fl
   19.997%, 4/25/21        Agy        4,460       5,367
  91-107 S Inv Fl
   14.994%, 8/25/21        Agy        2,936       3,367
  92-33 S Inv Fl
   11.46%, 3/25/22         Agy        7,320       7,254
  92-89 SQ Inv Fl IO PAC
    (11)
   3353.20%, 6/25/22       Agy            2         191
  92-186 Inv Fl IO
   3.429%, 10/25/07        Agy        2,367         182
  93-9 SB Inv Fl IO
   6.869%, 1/25/23         Agy        6,177       2,015
  93-22 S Inv Fl
   9.823%, 9/25/22         Agy          713         560
  93-46 SD Inv Fl
   4.257%, 4/25/23         Agy        8,330       3,989
  93-46 SG Inv Fl
   5.95%, 7/25/22          Agy        2,810       1,700
  93-115 SB Inv Fl
   4.048%, 7/25/23         Agy        4,760       2,791
  96-14 PC PO 12/25/23     Agy        2,230       1,000
  96-46 PB PO 9/25/23      Agy        2,310       1,228
  96-54 N PO 7/25/23       Agy        1,671       1,027
  96-54 O PO 11/25/23      Agy        1,859         933
  96-68 SC Inv Fl IO
   2.694%, 1/25/24         Agy        5,950         604
  97-3 E PO 12/25/23       Agy          400         214

                         RATINGS      FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)#
-------------------------------------------------------
  97-7 EB PO 2/25/23       Agy    $  23,040  $   14,264
  97-7 ST Inv Fl
   3743.75%, 2/25/23       Agy            2         305
  97-22 SG Inv Fl IO
   3.694%, 11/25/22        Agy       10,900       1,706
  97 22 SD Inv Fl IO
   3.913%, 11/25/22        Agy       20,669       1,162
  G92-32 SQ Inv Fl IO
    REMIC
   2604.873%, 6/25/22      Agy           24       1,650
  (*) G92-52 SQ Inv Fl
    IO REMIC
   7105.856%, 9/25/22      Agy           50       8,768
   (acquired 7/11/96,
   cost $8,985)
  G92-53 S Inv Fl IO
    REMIC
   32.344%, 9/25/22        Agy        5,907       4,471
Government National
  Mortgage Association,
  Series:
  96-12 S Inv Fl IO
   3.063%, 6/16/26         Agy       48,489       2,977
  96-13 S Inv Fl IO
   3.65%, 7/16/11          Agy       25,063       1,867
Kidder Peabody Mortgage
  Assets Trust,
  Series:
  + 87 B PO 4/22/18        Aaa          164         120
  + 87 B IO
   9.50%, 4/22/18          Aaa          159          50
Morgan Stanley Mortgage
  Trust,
  Series:
  41 2 Inv Fl
   114.306%, 2/20/22       AAA        2,404       5,757
  88-28 8 PAC
   9.40%, 10/1/18          AAA          125         130
-------------------------------------------------------
GROUP TOTAL                                     137,970
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-NON-AGENCY
  COLLATERAL SERIES (14.9%)
American Housing Trust,
  Series:
  IV 2 C
   9.553%, 9/25/20         A          2,760       2,819
  V 1G
   9.125%, 4/25/21         AAA        7,665       7,710
Bear Stearns Mortgage
  Securities Inc.,
  Series:
  96-4 AI10
   8.125%, 9/25/97         AAA        9,026       9,058
  96-5 L
   8.125%, 9/25/97         AAA        8,400       8,430
  96-9 AI11
   8.00%, 6/15/26          AAA        1,200       1,197

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)
                        RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
(CONT'D)               & POOR'S)      (000)      (000)#
-------------------------------------------------------
Chase Mortgage Finance
  Corp.,
  Series:
  (*) 93-1 B2
   7.911%, 3/28/24         N/R    $   4,302  $    4,273
   (acquired 4/28/95-
   7/30/96, cost $4,150)
  + 93-N A8
   6.75%, 11/25/24         Aaa        3,350       2,939
  + 94-H A7
   7.25%, 6/25/25          Aaa        2,075       1,917
Chemical Mortgage
  Securities, Inc.,
  Series:
  (+) 93-1 M
   7.45%, 2/25/23          AA         4,714       4,556
  (*) 93-3 M
   7.125%, 7/25/23         AA         5,946       5,651
   (acquired 6/9/95, cost
   $5,686)
Citicorp Mortgage
  Securities, Inc.,
  Series:
  + 90-7 A7
   9.50%, 6/25/05          Baa3         388         387
  93-9 A1
   7.00%, 3/25/20          AAA          370         369
  94-7 A5
   6.25%, 4/25/24          AAA        5,175       4,297
CMC Securities Corp. IV,
  Series 94-G A4
   7.00%, 9/25/24          AAA        9,485       8,501
Countrywide Funding
  Corp.,
  Series:
  94-12 A10
   7.00%, 5/25/24          AAA          855         766
  (*) 95-4 M
   7.50%, 9/25/25          AA         6,561       6,298
   (acquired 9/13/95,
   cost $6,481)
Countrywide Mortgage
  Backed Securities,
  Inc., Series 93-C A11
   6.50%, 1/25/24          AAA       10,783       9,724
(+) DLJ Mortgage
  Acceptance Corp.,
  Series 95-CF2 A1B
   6.85%, 12/17/27         AAA          850         842
First Boston Mortgage
  Securities Corp.,
  Series:
  (*) 92-4 B1
   8.125%, 10/25/22        A             76          73
   (acquired 4/28/95,
   cost $69)
  (*) 93-2 B1
   7.50%, 3/25/33          A          2,923       2,785
   (acquired 4/28/95-
   10/30/96, cost $2,677)


                         RATINGS      FACE
                        (STANDARD    AMOUNT       VALUE
                        & POOR'S)     (000)      (000)#
-------------------------------------------------------
  (*) 93-5 B1
   7.30%, 7/25/23          N/R    $   1,008  $      960
   (acquired 1/25/96-
   9/24/96, cost $980)
GE Capital Mortgage
  Services, Inc.,
  Series:
  92-10A F
   7.50%, 8/25/22          AAA        7,727       7,354
  94-14 A7
   7.50%, 4/25/24          AAA        4,000       3,702
  94-24 A4
   7.00%, 7/25/24          AAA       10,950       9,842
  94-27 A6
   6.50%, 7/25/24          AAA       10,025       8,566
  (+) 95-6 B2
   7.00%, 8/25/25          N/R         3067       2,854
Independent National
  Mortgage Corp.,
  Series:
  (*)+ 94-O B1
   7.875%, 9/25/24         A2        14,660      14,135
   (acquired 11/9/95,
   cost $14,626)
  95-Q A11
   7.40%, 11/25/25         AAA          495         481
  (*) 95-U A3
   7.13%, 9/25/24          AAA       11,660      11,138
   (acquired 10/17/95-
   8/14/96, cost $11,559)
  (*) 95-V A3
   7.12%, 2/25/26          AAA       16,703      15,939
   (acquired 10/24/95-
   9/5/96, cost $16,470)
Mid-State Trust, Series
  88-2 A4
   9.625%, 4/1/03          AAA       21,445      23,034
Old Stone Credit Corp.,
  Series 92-3 B1
   6.35%, 9/25/07          AAA          371         359
PNC Mortgage Securities
  Corp.,
  Series:
  94-3 A8
   7.50%, 7/25/24          AAA        5,725       5,371
  (*) 96-1 B1
   7.50%, 6/25/26          AA         4,488       4,340
   (acquired 4/15/96,
   cost $4,343)
Prudential Home Mortgage
  Securities Co. Inc.,
  Series:
  90-5 A3
   9.50%, 5/25/05          AAA          104         104

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS      FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)     (000)      (000)#
-------------------------------------------------------
  (+)+ 92-A 1B4
   7.90%, 4/28/22          A1     $   1,484  $    1,331
  (*)+ 92-33 B1
   7.50%, 11/15/22         Aa3        1,180       1,091
   (acquired 4/28/95-
   10/30/96, cost $1,074)
  (+)## 93-B B1
   7.783%, 4/28/23         AA         4,618       4,568
  (*)+ 93-17 B1
   6.50%, 3/1/23           A2         1,026         989
   (acquired 4/28/95,
   cost $954)
  (+)## 94-A 3B3
   6.803%, 4/28/24         N/R        7,525       6,901
  (+) 94-A B3
   6.802%, 4/28/24         N/R        8,273       7,590
  (*) 95-2 M
   8.50%, 6/25/25          AA           336         342
   (acquired 9/26/95,
   cost $345)
  (*) 95-6 M
   7.50%, 9/25/25          AA         5,338       5,231
   (acquired 8/25/95,
   cost $5,196)
  (*) 96-5 A6
   7.25%, 4/25/26          AAA       12,871      12,393
   (acquired 2/27/96,
   cost $12,640)
Residential Accredit
  Loans Inc.,
  Series:
  96-QS4 AI 10
   7.90%, 8/25/26          AAA        1,200       1,204
  96 QS7 AI 11
   8.00%, 11/25/26         AAA          725         730
  96-QS8 A13
   7.75%, 12/25/26         AAA          750         739
  + 97-QS1 A11
   7.50%, 2/25/27          Aaa        3,750       3,683
  97 Q52 A8
   7.75%, 3/25/27          AAA        8,725       8,723
  + 97 Q54 A9
   7.75%, 6/15/27          Aaa        9,950       9,853
Residential Asset
  Securitization Trust,
  Series 96-A5 A9
   7.75%, 9/25/26          AAA        4,776       4,755
Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series:
  92-S15 A5
   8.00%, 5/25/07          AAA          979         978
  (*) 93-MZ1 A2
   7.47%, 3/2/23           AA         1,200       1,160
   (acquired 6/30/95-
   7/30/96, cost $1,163)

                        RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)#
-------------------------------------------------------
  (*) 93-MZ2 A2
   7.47%, 5/30/23          AA     $   4,119  $    3,975
   (acquired 4/28/95-
   11/20/96, cost $3,879)
  (*) 93-MZ3 A2
   6.97%, 8/28/23          N/R       14,700      13,578
   (acquired 6/2/95-
   10/30/96, cost
   $13,613)
  93-S2 M2
   8.00%, 1/25/23          A            885         874
  (*) 93-S27 M2
   7.50%, 6/25/23          A            481         459
   (acquired 1/25/96,
   cost $484)
  (*) 94-S1 A19
   6.75%, 1/25/24          AAA        9,502       8,817
   (acquired 4/28/95-
   10/30/96, cost $8,703)
  95-S17 A8
   7.50%, 12/25/25         AAA       11,191      10,961
Resolution Trust Corp.,
  Series 92-16 C2
   7.75%, 8/25/25          A          2,686       2,686
Rural Housing Trust,
  Series 87-1 M
   3.33%, 10/1/28          A-        15,952      14,927
Ryland Mortgage
  Securities Corp.,
  Series:
  ## 92-A 1A
   8.285%, 3/29/30         A-         4,878       4,796
  + 93-4 A9
   7.50%, 8/25/24          Aaa       11,720      11,061
  94-7B 4A2
   7.50%, 8/25/25          AAA        1,900       1,791
(*)+ Salomon Brothers
  Mortgage Securities,
  Series 93-3 B1
   7.20%, 8/25/23          Aa2          577         543
   (acquired 1/25/96-
   8/14/96, cost $569)
Saxon Mortgage Securities
  Corp., Series 93-8A A6
   7.375%, 9/25/23         AAA          390         364
Securitized Asset Sales,
  Inc.,
  Series:
  (*) 95-3 B1
   7.50%, 10/25/25         A          4,436       4,349
   (acquired 12/28/95,
   cost $4,485)
  (*)+ 95-B M
   7.41%, 9/25/24          Aa1        5,633       5,269
   (acquired 6/30/95-
   10/30/96, cost $5,729)
-------------------------------------------------------
GROUP TOTAL                                     347,482
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)
                        RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
(CONT'D)               & POOR'S)      (000)      (000)#
-------------------------------------------------------
COMMERCIAL MORTGAGES (13.9%)
American Southwest
  Financial Securities
  Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09          N/R    $   7,726  $    7,588
  ## 93-2 S1 IO
   1.056%, 1/18/09         N/R       76,312       3,956
  + 95-C1 A1B
   7.40%, 11/17/04         Aaa       19,000      19,053
Asset Securitization
  Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27          AAA       14,755      14,940
  ## 95-MD4 A1
   7.10%, 8/13/29          AAA       18,990      18,764
  95-MD4 ACS2 IO
   1.867%, 8/13/29         N/R       27,972       4,934
  (+)+ 96-D3 A1C
   7.40%, 10/13/26         Aaa       16,575      16,506
  96-MD6 A1C
   7.04%, 11/13/26         AAA       15,375      14,946
Beverly Finance Corp.
   8.36%, 7/15/04          AA-        9,965      10,341
(+) Carousel Center
  Finance, Inc.,
  Series:
  1 A1
   6.828%, 11/15/07        AA         2,150       2,086
  1 B
   7.188%, 11/15/07        A         16,650      16,306
  1 C
   7.527%, 11/15/07        BBB+       4,211       4,190
CBM Funding Corp., Series
  96-1 A3PI
   7.08%, 2/1/13           AA        15,750      15,395
Chase Commercial Mortgage
  Securities Corp.,
  Series 96-2 A2
   6.90%, 9/19/06          AAA          750         722
(+) Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15          AA         4,288       4,503
(+) Crystal Run
  Properties, Series A
   7.393%, 8/15/06         AA        15,775      15,580
(+) CVM Finance Corp.
   7.19%, 3/1/04           AA           437         433
(+) DLJ Mortgage
  Acceptance Corp.,
  Series:
  ## 96-CF1 IO
   0.74%, 3/12/06          N/R      177,302       6,313
  96-CF1 A1B
   7.58%, 3/13/28          AAA          850         859
  96-CF2 S IO
   1.641%, 11/12/21        N/R       29,198       2,580
  96-CF2 AIB
   7.29%, 7/15/06          AAA        5,415       5,363


                         RATINGS      FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)#
-------------------------------------------------------
(+) FSA Finance, Inc.,
  Series 95-1A
   7.42%, 6/1/07           AA     $   5,242  $    5,254
+ GMAC Commercial
  Mortgage Securities,
  Inc., Series 96-C1 X2
  IO
   1.926%, 3/15/21         Aaa       82,496       7,319
+ LB Commercial Conduit
  Mortgage Trust, Series
  96-C2 A
   7.416%, 10/25/26        Aaa       20,347      20,308
(+) Lakeside Finance
  Corp.
   6.47%, 12/15/00         AA           240         234
(+) Lakewood Mall Finance
  Co., Series 95-C1 A
   7.00%, 8/13/10          AA        12,400      11,969
Merrill Lynch Mortgage
  Investors, Inc.,
  Series:
  96-C1 A3
   7.42%, 4/25/28          AAA        2,700       2,708
  96-C2 IO
   1.529%, 10/25/26        N/R       83,029       7,388
  96-C2 A2
   6.82%, 11/21/28         AAA        8,125       7,930
Midland Realty Acceptance
  Corp.,
  Series:
  + 96-C2 A1
   7.02%, 1/25/27          Aaa          841         836
  + 96-C2 A2
   7.233%, 1/25/27         Aaa       13,350      13,210
Mortgage Capital Funding,
  Inc., Series 95-MC1 A1B
   7.60%, 5/25/27          AAA       12,748      12,905
Nomura Asset Securities
  Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18         N/R        3,660       3,706
  ## 94-MD1 A2
   7.669%, 3/15/18         N/R        4,085       4,156
  94-MD1 A3
   8.026%, 3/15/18         N/R        4,350       4,519
(+) Prime Property
  Funding
   6.633%, 7/23/03         AA        18,325      17,764
Sawgrass Financial,
  Series 93-A1
   6.45%, 1/20/06          AAA          255         249
(+) Stratford Finance
  Corp.
   6.776%, 2/1/04          AA         6,030       5,756
Structured Asset
  Securities Corporation,
  Series:
  96-CFL X1 IO
   1.331%, 2/25/28         N/R      126,946       6,542

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS      FACE
                        (STANDARD    AMOUNT       VALUE
                        & POOR'S)     (000)      (000)#
-------------------------------------------------------
  96-CFL X1A IO
   1.61%, 2/25/28          N/R    $ 127,892  $    3,838
  96-CFL X2 IO
   1.267%, 2/25/28         N/R       30,025         882
-------------------------------------------------------
GROUP TOTAL                                     322,831
-------------------------------------------------------
FINANCE (3.2%)
(+)+ Home Ownership
  Funding 13.331%,
  (Preferred Stock)        Aaa    (1)77,000      73,882
-------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
(*) Coast Federal,
  Series 84-3
   7.941%, 3/1/06          N/R          269         260
   (acquired 4/28/95,
   cost $276)
(*)## Dedham Savings
  Participation
  Certificate
   8.144%, 5/1/01          N/R          388         385
   (acquired 7/30/96,
   cost $385)
(*)## Fortune Mortgage
  Corp. Participation
  Certificate
   7.812%, 8/1/99          N/R          235         229
   (acquired 7/30/96,
   cost $229)
(*) Great American
  Federal, Series 84-2
   8.595%, 4/1/99          N/R           24          24
   (acquired 4/28/95,
   cost $23)
(*) Household Bank,
  Series 85-1
   7.94%, 5/1/02           N/R          297         294
   (acquired 5/31/95,
   cost $300)
(*) Virginia Beach
  Federal Savings & Loan
  Participation
  Certificate
   6.90%, 3/1/01           N/R          413         395
   (acquired 3/27/97,
   cost $395)
-------------------------------------------------------
GROUP TOTAL                                       1,587
-------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (1.7%)
Bank of America, Series A
   8.375%, 5/1/07          AAA          895         893
California Federal
  Savings & Loan, Series
  86-1A
   8.80%, 1/1/14           AA            84          84
DLJ Mortgage Acceptance
  Corp.,
  Series:
  (*) 93-MF7 A1
   7.40%, 6/18/03          AAA        9,953       9,966
   (acquired 4/28/95-
   3/27/97, cost $10,049)
  93-M10 A2
   7.20%, 7/15/03          AAA        5,728       5,717

                        RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)     (000)      (000)#
-------------------------------------------------------
First Federal Savings &
  Loan Association,
  Series 92-C
   8.75%, 6/1/06           AA     $     361  $      362
  (*)## Gemsco Mortgage
  Pass thru Certificate,
  Series 83-TX A
   8.701%, 11/25/10        AA           939         941
   (acquired 4/28/95-
   3/27/97, cost $950)
Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series:
  87-S7 A
   9.00%, 8/25/17          AAA           44          45
  90-2 A
   10.50%, 3/25/20         AA            37          37
## Resolution Trust
  Corp., Series 92-5 C
   8.618%, 1/25/26         AA         6,537       6,631
Ryland Acceptance Corp.
  IV, Series 79-A
   6.65%, 7/1/11           AA         3,651       3,434
(*) Sears Mortgage
  Securities, Series 82-3
   10.00%, 11/1/12         AA           527         535
   (acquired 4/28/95,
   cost $548)
(*) Shearson American
  Express, Series A
   9.625%, 12/1/12         AA           350         357
   (acquired 4/28/95-
   10/30/96, cost $358)
++/+ Town & Country
  Funding Corp.
   5.85%, 8/15/98          Aa2        9,425       9,343
Travelers Mortgage
  Services, Inc., Series
  86-3 A
   10.00%, 8/25/16         AA           103         104
Washington Mutual Savings
  Bank, Series A1
   9.00%, 5/25/08          AA            73          73
-------------------------------------------------------
GROUP TOTAL                                      38,522
-------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES-AGENCY COLLATERAL
  SERIES (3.7%)
Federal Home Loan
  Mortgage Corporation
  Series:
  13 B IO REMIC
   10.00%, 6/1/20          Agy        2,642         904
  16 B IO REMIC
   10.00%, 6/1/20          Agy        1,345         447
  18 B IO REMIC
   10.00%, 5/1/20          Agy          687         229
  1603 QA PO REMIC
    10/15/23               Agy       15,266       5,032
  1911-C PO REMIC
    11/15/23               Agy        3,616       1,413

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)
                        RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
(CONT'D)               & POOR'S)      (000)      (000)#
-------------------------------------------------------
Federal National Mortgage
  Association,
  Series:
  43-2 IO
   9.50%, 9/1/18           Agy    $      51  $       16
  93-146 G PO REMIC
    5/25/23                Agy       15,737       8,029
  93-205 G PO REMIC
    9/25/23                Agy       12,555       6,605
  93-235 H PO REMIC
    9/25/23                Agy        5,239       3,421
  93-243 C PO REMIC
    11/25/23               Agy        3,447       2,139
  93-M2 B IO REMIC
   2.575%, 7/25/03         Agy       62,441       4,113
  95-21 C PO REMIC
    5/25/24                Agy       10,117       3,699
  96-34 C PO REMIC
    3/25/23                Agy        3,486       1,440
  249 1 PO 10/25/23        Agy       35,824      21,315
  254 1 PO 1/1/24          Agy        7,445       4,705
  260 1 PO 4/1/24          Agy       10,120       6,329
  263 1 PO 5/25/24         Agy       27,577      16,257
First Boston Mortgage
  Securities Corp.,
  Series 87-B2 IO
   8.985%, 4/25/17         AAA          125          39
-------------------------------------------------------
GROUP TOTAL                                      86,132
-------------------------------------------------------
TOTAL FIXED SECURITIES (Cost $1,940,951)      1,915,713
-------------------------------------------------------
STRUCTURED INVESTMENT (0.4%)-SEE NOTE A7
-------------------------------------------------------
## Morgan Guaranty Trust
  Co., 11/20/05; monthly
  payments equal to 1%
  per annum of the
  outstanding notional
  balance, indexed to
  GNMA ARM pools (Cost
  $11,663)                 N/R      315,567       9,861
-------------------------------------------------------
CASH EQUIVALENTS (27.0%)
-------------------------------------------------------
COMMERCIAL PAPER (20.6%)
Asset Securitization
  Funding Corp.
   5.40%, 4/30/97                    30,000      29,870
American Express Credit
  Corp.
   5.32%, 4/28/97                    30,000      29,880
Atlantic Asset
  Securitization Corp.
   5.40%, 4/16/97                    30,000      29,932
Banc One Corp.
   5.55%, 4/29/97                    30,000      29,870
Beneficial Corp.
   5.53%, 5/19/97                    30,000      29,779


                                       FACE
                                     AMOUNT       VALUE
                                      (000)      (000)#
-------------------------------------------------------
CIT Group Holdings, Inc.
   5.34%, 4/21/97                 $  30,000  $   29,911
Delaware Funding Corp.
   5.54%, 5/15/97                    30,000      29,797
Ford Motor Credit Corp.
   5.55%, 5/21/97                    30,000      29,769
General Electric Capital
  Corp.
   5.34%, 5/13/97                    30,000      29,813
Greenwich Funding Corp.
   5.34%, 4/7/97                     30,000      29,973
IBM Credit Corp.
   5.48%, 5/7/97                     30,000      29,836
John Deere Capital Corp.
   5.55%, 5/12/97                    30,000      29,810
Metlife Funding Inc.
   5.55%, 5/2/97                     30,000      29,857
Prudential Funding Corp.
   5.31%, 4/2/97                     30,000      29,996
Warner-Lambert Co.
   5.57%, 5/23/97                    30,000      29,759
Xerox Corp.
   5.55%, 5/7/97                     30,000      29,833
-------------------------------------------------------
GROUP TOTAL                                     477,685
-------------------------------------------------------
REPURCHASE AGREEMENT (6.4%)
Chase Securities, Inc.
  6.20%, dated 3/31/97,
  due 4/1/97, to be
  repurchased at
  $149,273,
  collateralized by
  various U.S. Government
  Obligations, due
  4/10/97-1/29/99, valued
  at $150,740                       149,247     149,247
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $626,932)          626,932
-------------------------------------------------------
TOTAL INVESTMENTS (110.0%) (Cost
  $2,579,546)                                 2,552,506
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-10.0%)
Interest Receivable                              13,225
Receivable for Investments Sold                  30,394
Receivable for Fund Shares Sold                  61,393
Receivable from Investment Adviser                  160
Receivable for Daily Variation on Futures
  Contracts                                          48
Other Assets                                         39
Payable for Investments Purchased             (337,760)
Payable for Administrative Fees                   (152)
Payable for Trustees' Deferred Compensation
  Plan-Note E                                      (37)
Payable to Custodian                               (18)
Other Liabilities                                  (98)
                                             ----------
                                              (232,806)
-------------------------------------------------------
NET ASSETS (100%)                            $2,319,700
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                  VALUE
                                                 (000)#
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 227,413,347 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)               $2,319,700
-------------------------------------------------------
NET ASSET VALUE PER SHARE                    $    10.20
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                              $2,324,619
Undistributed Net Investment Income (Loss)       15,618
Undistributed Realized Net Gain (Loss)            5,738
Unrealized Appreciation (Depreciation) on:
  Investment Securities                        (27,040)
  Futures                                           765
-------------------------------------------------------
NET ASSETS                                   $2,319,700
-------------------------------------------------------

---------------------------------------------------------

(*)    Restricted Security-Total market value of
         restricted securities owned at March 31, 1997 was
         $146,577 or 6.3% of net assets.
#       See Note A1 to Financial Statements.
++      A portion of these securities was pledged to cover
         margin requirements for futures contracts.
(+)     144A security. Certain conditions for public sale
         may exist.
+       Moody's Investor Service, Inc. rating. Security is
         not rated by Standard & Poor's Corporation.
##      Variable or floating rate security-rate disclosed
         is as of March 31, 1997.
(1)     Amount represents shares held by the Portfolio.
CMO     Collateralized Mortgage Obligations
Inv Fl  Inverse Floating Rate-Interest rate fluctuates
         with an inverse relationship to an associated
         interest rate. Indicated rate is the effective
         rate at March 31, 1997.
IO      Interest Only
N/R     Not rated by Moody's Investor Service, Inc.,
         Standard & Poor's Corporation, or Fitch.
PAC     Planned Amortization Class.
PO      Principal Only.
REMIC   Real Estate Mortgage Investment Conduit.
TBA     Security is subject to delayed delivery. See Note
         A8 to Financial Statements.
YMA     Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

EMERGING MARKETS
PORTFOLIO (UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The Emerging Markets Portfolio invests primarily in common stocks of emerging markets issuers throughout the world, investing in more than 50 stocks from more than 12 countries. Miller Anderson & Sherrerd evaluates both short-term and long-term international economic trends and relative attractiveness of emerging markets and individual emerging market securities to achieve the Portfolio's objective of long-term capital growth. Valuation techniques and business dynamics are emphasized in determining country allocation and stock selection. Foreign currency exposure is actively managed, but is not often hedged due to the high cost of hedging transactions. The Portfolio is available only to private advisory clients of Miller Anderson & Sherrerd, LLP.

                     AVERAGE ANNUAL RETURNS ENDED 3/31/97*

                             MAS            INDEX
                             --------------------
    SIX MONTHS               10.2%           7.1%
    ONE YEAR                 15.1            6.1
    SINCE INCEPTION          15.9            9.2

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for the Emerging Markets Portfolio from exceeding 1.18% of average daily net assets.

*The Emerging Markets Portfolio commenced operations on 2/28/95. All returns are compared to the Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
COMMON STOCKS (69.2%)

-----------------------------------------------------
                                               VALUE
MARCH 31, 1997                     SHARES     (000)#
-----------------------------------------------------
ARGENTINA (3.1%)
Banco Frances ADS                     14,230  $   427
YPF SA ADR                            19,300      511
-----------------------------------------------------
GROUP TOTAL                                       938
-----------------------------------------------------
BRAZIL (7.7%)
* Light Participacoes SA           2,500,000      755
* Multicanal Participacoes SA
  ADR                                 33,300      462
  Telebras SA                     11,292,000    1,139
-----------------------------------------------------
GROUP TOTAL                                     2,356
-----------------------------------------------------
HONG KONG (5.8%)
Bank of East Asia, Ltd.               72,000      244
Jardine Strategic Holdings Ltd.      160,000      554
New World Development Co., Ltd.       60,000      324
Semi-Tech (Global) Ltd.              596,700      631
-----------------------------------------------------
GROUP TOTAL                                     1,753
-----------------------------------------------------
INDIA (10.6%)
Bajaj Auto Ltd.                       18,000      454
East India Hotels Ltd.                24,000      294
Hindustan Lever Ltd.                  19,000      498
ITC Ltd.                               5,633       56
Indian Petrochemicals Corp.
  Ltd.                               131,000      506
Mahanagar Telephone Nigam Ltd.       134,000      901
Reliance Industries Ltd.              74,820      536
-----------------------------------------------------
GROUP TOTAL                                     3,245
-----------------------------------------------------
INDONESIA (6.4%)
Astra Corp.                          142,000      462
Enseval PuTera Mega                  433,000      248
PT Hanjaya Mandala Sampoerna
  (Foreign)                           99,000      464
Sinar Mas Multiartha (Foreign)       166,600      187
Unilever Indonesia (Foreign)          29,000      580
-----------------------------------------------------
GROUP TOTAL                                     1,941
-----------------------------------------------------
ISRAEL (4.7%)
* Bank Hapoalim Ltd.                 240,000      474
Elron Electronic Industries
  Ltd.                                10,000      123
First International Bank of
  Israel Ltd., Class 1                 3,300      414
Supersol Ltd.                        150,000      432
-----------------------------------------------------
GROUP TOTAL                                     1,443
-----------------------------------------------------
KOREA (3.5%)
Cheil Foods & Chemicals Corp.             19        1
(+) Hana Bank GDR                     42,700      602
LG International (Foreign) RFD         5,539       37

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                VALUE
                                      SHARES   (000)#
-----------------------------------------------------
LG International Corp.                55,399  $   372
Samsung Electronics                      674       45
-----------------------------------------------------
GROUP TOTAL                                     1,057
-----------------------------------------------------
MALAYSIA (1.5%)
Genting Bhd.                          68,000      461
-----------------------------------------------------
MEXICO (10.2%)
ALFA, SA de C.V., Class A            107,000      601
Cemex SA de C.V., Series B           125,000      504
* Grupo Financiero Bancomer SA,
  Class B                          1,271,000      451
* Grupo Posadas SA, Series A         969,000      489
Telefonos de Mexico SA ADR,
  Class L                             14,300      550
* Tubos de Acero de Mexico SA         31,000      530
-----------------------------------------------------
GROUP TOTAL                                     3,125
-----------------------------------------------------
SOUTH AFRICA (5.4%)
DeBeers Consolidated Mines,
  Ltd. ADR                            32,200    1,139
Lonrho PLC                           210,000      499
-----------------------------------------------------
GROUP TOTAL                                     1,638
-----------------------------------------------------
THAILAND (6.7%)
Bangkok Bank Public Co., Ltd.         42,000      297
Ruam Pattana Fund II (Foreign)       830,600      311
* Sinpinyo Fund 5 (Foreign)        1,587,000      627
* Sub-Thawee Fund                    785,400      674
Thai Orchid Fund                     593,200      142
-----------------------------------------------------
GROUP TOTAL                                     2,051
-----------------------------------------------------
TURKEY (3.6%)
Yapi ve Kredi Bankasi AS          24,360,000    1,088
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $19,731)             21,096
-----------------------------------------------------
PREFERRED STOCKS (10.3%)
-----------------------------------------------------
BRAZIL (8.5%)
Banco Itau SA                      1,391,000      720
Brasmotor SA                       2,245,000      642
* CESP                            14,950,000      745
Ceval Alimentos SA                45,100,000      486
-----------------------------------------------------
GROUP TOTAL                                     2,593
-----------------------------------------------------
KOREA (1.8%)
Cheil Foods & Chemicals Corp.         33,433      561
-----------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $2,920)            3,154
-----------------------------------------------------
WARRANT (0.0%)
-----------------------------------------------------
INDONESIA (0.0%)
* PT Sinar Mas Multiartha,
  expiring 11/28/01 (Cost $0)         12,495        7
-----------------------------------------------------
                         RATINGS       FACE
                        (STANDARD     AMOUNT     VALUE
                        & POOR'S)      (000)    (000)#
------------------------------------------------------
STRUCTURED INVESTMENT (10.00%)-SEE NOTE A7
------------------------------------------------------
RUSSIA (10.0%)
##Credit Suisse Note,
  11/2/97, 3.50% Floating
  rate coupon indexed to
  the Russian ruble
  dividend amount of the
  underlying Basket
  shares consisting of
  four Russian stocks.
  Principal is composed
  of 70% of the
  appreciation/
  depreciation of the
  Basket shares plus the
  accreted value of a
  zero coupon bond
  purchased at 26.68%
  which matures at 30% on
  the maturity date.(Cost
  $1,654)                  N/R   $     1,500  $  3,027
------------------------------------------------------
PURCHASED OPTIONS (3.7%)
------------------------------------------------------

                                      NO. OF
                                   CONTRACTS
                                  ----------
KOREA (3.7%)
Korea Mobile Telecom Call
  Option, expiring 9/4/99,
  strike price $0.01                   1,019       561
Pohang Iron & Steel Call
  Option, expiring 9/4/99,
  strike price $0.01                   6,720       322
Shinhan Bank Call Option,
  expiring 9/4/99, strike
  price $0.01                         21,450       255
------------------------------------------------------
TOTAL PURCHASED OPTIONS (Cost $1,589)            1,138
------------------------------------------------------
FOREIGN CURRENCY (4.7%)
------------------------------------------------------
                                        FACE
                                      AMOUNT
                                       (000)
                                  ----------
Brazilian Real             BRC             1         1
@ Indian Rupee             INR             1        --
Indonesian Rupiah          IDR     2,234,361       931
South Korean Won           KRW        33,588        38
Malaysian Ringgit          MYR         1,174       474
------------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $1,444)             1,444
------------------------------------------------------
CASH EQUIVALENT (2.4%)
------------------------------------------------------
REPURCHASE AGREEMENT (2.4%)
  Chase Securities, Inc.
  6.20%, dated 3/31/97, due
  4/1/97, to be repurchased at
  $730, collateralized by
  various U.S. Government
  Obligations, due
  4/10/97-12/29/99, valued at
  $737 (Cost $730)               $       730       730
------------------------------------------------------
TOTAL INVESTMENTS (100.3%) (Cost $28,068)       30,596
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

EMERGING MARKETS
PORTFOLIO (UNAUDITED)
                                                 VALUE
(CONT'D)                                        (000)#
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
  Cash                                        $    484
  Dividends Receivable                              63
  Interest Receivable                                9
  Receivable for Withholding Tax Reclaim             5
  Receivable for Investments Sold                1,131
  Receivable for Fund Shares Sold                    2
  Other Assets                                       1
  Payable for Investments Purchased            (1,621)
  Payable for Investment Advisory Fees            (57)
  Payable for Administrative Fees                  (2)
  Accrued Foreign Capital Gain Taxes              (50)
  Payable for Trustees' Deferred
    Compensation Plan-Note E                       (1)
  Other Liabilities                               (52)
                                              --------
                                                  (88)
------------------------------------------------------
NET ASSETS (100%)                             $ 30,508
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 2,635,280
  outstanding shares of
  beneficial interest
  (unlimited authorization, no
  par value)                                  $ 30,508
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  11.58
------------------------------------------------------


                                                 VALUE
                                                (000)+
------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid In Capital                             $ 27,431
  Undistributed Net Investment Income (Loss)      (95)
  Undistributed Realized Net Gain (Loss)           698
  Unrealized Appreciation (Depreciation) on:
    Investment Securities (Net of Foreign
      Capital Gain Tax of $50)                   2,478
    Foreign Currency Transactions                  (4)
------------------------------------------------------
NET ASSETS                                    $ 30,508
------------------------------------------------------
#    See Note A1 to Financial Statements.
*    Non-income producing security.
##   Variable or Floating rate security-rate disclosed
      is as of March 31,1997.
(+)  144A security. Certain conditions for public sale
      may exist.
@    Value is less than $500.
ADR  American Depositary Receipt
ADS  American Depositary Shares
GDR  Global Depositary Receipt
N/R  Not rated by either Moody's Investor Service, Inc.
      or Standard & Poor's Corporation.
RFD  Ranked for Dividend

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                             STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 ADVISORY
                                                                  FOREIGN                ADVISORY              EMERGING
                                                               FIXED INCOME              MORTGAGE               MARKETS
                                                                 PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                               ---------------------------------------------------------------
                                                                             Six Months Ended March 31, 1997
(In Thousands)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest +                                                         $ 6,210                 $ 80,319              $  110
    Dividend ++                                                             --                       --                 287
------------------------------------------------------------------------------------------------------------------------------
       Total Income                                                      6,210                   80,319                 397
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                     $ 409                 $ 4,101                  $124
    Less: Waived Fees                                         (409)         --      (4,101)          --      (25)        99
    Administrative Fee--Note C                                              87                      875                  13
    Custodian Fee--Note D                                                   34                       87                  55
    Audit Fee                                                               19                       18                  21
    Other Expenses                                                          20                      140                   9
    Reimbursement from Investment Adviser                                   --                     (158)                 --
------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                      160                      962                 197
------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note G                                                  (2)                     (87)                 --
------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                        158                      875                 197
------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income                                          6,052                   79,444                 200
------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                               (3,216)                  25,200                 586
    Foreign Currency Transactions                                       18,057                       --                 (53)
    Futures, Written Floors and Swaps                                    1,002                      914                 391
------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                         15,843                   26,114                 924
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)--
    Note F2
    Investment Securities *                                             (6,301)                 (32,282)              2,393
    Foreign Currency Transactions                                       (1,517)                      --                  (4)
    Futures and Swaps                                                   (1,483)                  (3,406)                 --
------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                           (9,301)                 (35,688)              2,389
------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                                6,542                   (9,574)              3,313
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                            $12,594                 $ 69,870              $3,513
==============================================================================================================================

+ Net of $8 withholding tax for Advisory Foreign Fixed Income Portfolio.
++ Net of $14 withholding tax for the Emerging Markets Portfolio.
* Net of foreign capital gain taxes of $50 on unrealized gains for Emerging Markets Portfolio.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 1997 are unaudited)

                                                                            ADVISORY
                                                                            FOREIGN
                                                                          FIXED INCOME                   ADVISORY
                                                                           PORTFOLIO                     MORTGAGE
                                                                                                        PORTFOLIO
                                                                  --------------------------------------------------------
                                                                                   Six Months                   Six Months
                                                                    Year Ended       Ended       Year Ended       Ended
                                                                   September 30,   March 31,    September 30,   March 31,
(In Thousands)                                                         1996           1997          1996           1997
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
    Net Investment Income                                              $  31,333     $  6,052      $  116,189   $   79,444
    Realized Net Gain (Loss)                                              57,997       15,843           2,215       26,114
    Change in Unrealized Appreciation (Depreciation)--Note F2            (18,730)      (9,301)         (9,809)     (35,688)
--------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from
        Operations                                                        70,600       12,594         108,595       69,870
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS--Note A11:
    Net Investment Income                                                (35,248)     (42,544)       (112,093)     (75,028)
    Realized Net Gain                                                     (6,574)     (24,390)         (4,475)     (16,800)
    In Excess of Realized Net Gain                                            --           --          (3,577)          --
--------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                               (41,822)     (66,934)       (120,145)     (91,828)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
    Issued                                                               349,384      229,780         826,456      441,716
    In Lieu of Cash Distributions                                         29,798       54,794          87,865       68,615
    Redeemed                                                            (709,001)    (262,939)       (371,217)    (143,265)
--------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
        Transactions                                                    (329,819)      21,635         543,104      367,066
--------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                                           (301,041)     (32,705)        531,554      345,108
NET ASSETS:
    Beginning of Period                                                  537,133      236,092       1,443,038    1,974,592
--------------------------------------------------------------------------------------------------------------------------
    END OF PERIOD                                                       $236,092     $203,387      $1,974,592   $2,319,700
==========================================================================================================================
Undistributed net investment income (loss) included in end of
 period net assets                                                     $  37,078      $   586       $  11,202   $   15,618
--------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
    Shares Issued                                                         31,539       20,905          80,399       42,531
    In Lieu of Cash Distributions                                          2,758        5,679           8,555        6,631
    Shares Redeemed                                                      (63,889)     (25,932)        (35,654)     (13,711)
--------------------------------------------------------------------------------------------------------------------------
                                                                         (29,592)         652          53,300       35,451
==========================================================================================================================

                                                                        EMERGING
                                                                        MARKETS
                                                                       PORTFOLIO
                                                              ----------------------------
                                                                               Six Months
                                                                Year Ended       Ended
                                                               September 30,   March 31,
(In Thousands)                                                     1996           1997
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
    Net Investment Income                                             $  622       $  200
    Realized Net Gain (Loss)                                           2,070          924
    Change in Unrealized Appreciation (Depreciation)--Note F2           (496)       2,389
--------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from
        Operations                                                     2,196        3,513
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS--Note A11:
    Net Investment Income                                               (641)        (572)
    Realized Net Gain                                                 (2,186)      (2,288)
    In Excess of Realized Net Gain                                        --           --
--------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                            (2,827)      (2,860)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
    Issued                                                             9,068        2,428
    In Lieu of Cash Distributions                                      2,439        2,587
    Redeemed                                                         (20,351)      (8,144)
--------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
        Transactions                                                  (8,844)      (3,129)
--------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                                         (9,475)      (2,476)
NET ASSETS:
    Beginning of Period                                               42,459       32,984
--------------------------------------------------------------------------------------------------------------------------
    END OF PERIOD                                                    $32,984      $30,508
==========================================================================================================================
Undistributed net investment income (loss) included in end of
 period net assets                                                    $  277       $  (95)
--------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
    Shares Issued                                                        801          228
    In Lieu of Cash Distributions                                        235          249
    Shares Redeemed                                                   (1,823)        (705)
--------------------------------------------------------------------------------------------------------------------------
                                                                        (787)        (228)
==========================================================================================================================

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 1997 are unaudited)

                                                                                         Institutional Class
                                                                        ------------------------------------------------------
                                                                           October 7,                           Six Months
                                                                            1994** to          Year Ended            Ended
                                                                        September 30,       September 30,        March 31,
ADVISORY FOREIGN FIXED INCOME PORTFOLIO                                          1995                1996             1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $  10.00            $  10.80         $  11.73
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                        0.74                0.68            (0.14)
    Net Realized and Unrealized Gain (Loss) on Investments                       0.44                1.02             0.78
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                 1.18                1.70             0.64
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                       (0.38)              (0.66)           (1.67)
    Net Realized Gain                                                              --               (0.11)           (0.91)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                             (0.38)              (0.77)           (2.58)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                $ 10.80             $ 11.73          $  9.79
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                   12.12%              16.47%            5.97%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                    $537,133            $236,092         $203,387
    Ratio of Expenses to Average Net Assets (1)                                 0.16%*              0.12%            0.15%*
    Ratio of Net Investment Income to Average Net Assets                        7.44%*              6.06%            5.55%*
    Portfolio Turnover Rate                                                       96%                170%             118%
------------------------------------------------------------------------------------------------------------------------------
(1) Supplemental Information on the Ratio of Expenses to Average
    Net Assets:
    Reduction in Ratio due to Expense Reimbursement/Waiver                      0.38%*              0.38%            0.38%*
    Ratio Including Expense Offsets                                             0.15%*              0.12%            0.14%*
------------------------------------------------------------------------------------------------------------------------------
*    Annualized.
**   Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 1997 are unaudited)

                                                                                         Institutional Class
                                                                        ----------------------------------------------------
                                                                            April 12,                           Six Months
                                                                            1995** to          Year Ended            Ended
                                                                        September 30,       September 30,        March 31,
ADVISORY MORTGAGE PORTFOLIO                                                      1995                1996             1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $   10.00           $   10.41        $   10.29
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                        0.25                0.72             0.37
    Net Realized and Unrealized Gain (Loss) on Investments                       0.35               (0.06)           (0.02)
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                 0.60                0.66             0.35
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                       (0.19)              (0.72)           (0.36)
    Net Realized Gain                                                              --               (0.03)           (0.08)
    In Excess of Realized Net Gain                                                 --               (0.03)              --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                             (0.19)              (0.78)           (0.44)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                              $   10.41           $   10.29        $   10.20
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                    6.03%               6.56%            3.40%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                  $1,443,038          $1,974,592       $2,319,700
    Ratio of Expenses to Average Net Assets (1)                                 0.10%*              0.09%            0.09%*
    Ratio of Net Investment Income to Average Net Assets                        6.72%*              7.17%            7.26%*
    Portfolio Turnover Rate                                                      110%                139%              92%
------------------------------------------------------------------------------------------------------------------------------
(1) Supplemental Information on the Ratio of Expenses to Average
    Net Assets:
    Reduction in Ratio due to Expense Reimbursement/Waiver                      0.49%*              0.39%            0.39%*
    Ratio Including Expense Offsets                                             0.08%*              0.08%            0.08%*
------------------------------------------------------------------------------------------------------------------------------
*    Annualized.
**   Commencement of Operations.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 1997 are unaudited)

                                                                                          Institutional Class
                                                                       ------------------------------------------------------
                                                                         February 28,                           Six Months
                                                                            1995** to          Year Ended            Ended
                                                                        September 30,       September 30,        March 31,
EMERGING MARKETS PORTFOLIO                                                       1995                1996             1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $ 10.00             $ 11.63          $ 11.52
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                        0.10                0.19             0.07
    Net Realized and Unrealized Gain (Loss) on Investments                       1.53                0.45             0.99
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                 1.63                0.64             1.06
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                          --               (0.17)           (0.20)
    Realized Net Gain                                                              --               (0.58)           (0.80)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                --               (0.75)           (1.00)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                $ 11.63             $ 11.52          $ 11.58
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                   16.30%               6.21%           10.19%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                     $42,459             $32,984          $30,508
    Ratio of Expenses to Average Net Assets (1)                                 1.18%*              1.18%            1.18%*
    Ratio of Net Investment Income to Average Net Assets                        2.04%*              1.62%            1.21%*
    Portfolio Turnover Rate                                                       63%                108%              55%
    Average Commission Rate ###                                                   N/A             $0.0014          $0.0057
------------------------------------------------------------------------------------------------------------------------------
(1) Supplemental Information on the Ratio of Expenses to Average
    Net Assets:
    Reduction in Ratio due to Expense Reimbursement/Waiver                      0.29%*              0.11%            0.16%*
    Ratio Including Expense Offsets                                             1.18%*              1.18%            1.18%*
------------------------------------------------------------------------------------------------------------------------------
*    Annualized.
**   Commencement of Operations.
###  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for security transactions on which commissions were charged.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. Advisory Foreign Fixed Income, Advisory Mortgage and Emerging Markets Portfolio, each referred to as a "Portfolio", commenced operations on October 7, 1994, April 12, 1995 and February 28, 1995, respectively. At March 31, 1997, the Fund was comprised of twenty-four active portfolios. The financial statements of the remaining portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

 1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds, including municipal bonds, and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Short term securities are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at fair value as determined in good faith using methods approved by the Board of Trustees.

 2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

 3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

 4. FUTURES: Futures contracts (secured by securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

     Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities. Futures contracts involve market risk in excess of the amount recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is a risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

 5. SWAP AGREEMENTS: Each Portfolio can enter into swap agreements to exchange the return generated by one instrument for the return generated by another instrument. The following summarizes swaps entered into by the Portfolios:

     Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation (depreciation) in the Statement of Operations.

     Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to the termination, are recorded as realized gains or losses in the Statement of Operations.

     Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or any favorable movements in the value of the underlying security, if any at the date of default.

 6. WRITTEN INTEREST RATE FLOOR AGREEMENTS: A Portfolio will utilize written interest rate floors to protect itself against fluctuations in interest rates. When a Portfolio writes an interest rate floor, it agrees to make periodic interest payments based on a notional principal amount to the extent that a specified interest index falls below a specified interest rate in exchange for the premium received. When a Portfolio writes an interest rate floor the premium received by the Portfolio is recorded as a liability and is amortized to interest income over the life of the agreement. Interest rate floors are marked-to-market daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments of interest, if

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     any, are reported as reductions to interest income in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

     Because there is no organized market for these agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Entering into these agreements involves, to varying degrees, elements of interest rate and market risk in excess of the amount recognized in the Statement of Net Assets. Such risks involve the possibility that there may be no liquid market for these agreements and that there may be adverse changes in interest rates or the index underlying these transactions.

 7. STRUCTURED INVESTMENTS: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

 8. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained in an amount at least equal to these commitments.

 9. PURCHASED OPTIONS: Certain Portfolios may purchase call and put options on its portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

10. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into forward

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract (if any) at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to U.S. dollar.

11. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Advisory Foreign Fixed Income and the Advisory Mortgage Portfolios will normally distribute substantially all of their net investment income to shareholders in the form of quarterly and monthly dividends, respectively. The Emerging Markets Portfolio normally distributes substantially all of its net investment income in the form of annual dividends. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income
    (loss), undistributed realized net gain (loss) and paid in capital.

12. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a Portfolio. Expenses which can not be directly attributed are apportioned among the portfolios on the basis of their relative net assets.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

B. INVESTMENT ADVISORY FEE: Under the terms of an Investment Advisory Agreement, each Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Group, Inc., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% for Advisory Foreign Fixed and Advisory Mortgage Portfolios and 0.750%, for the Emerging Markets Portfolio, of each Portfolio's average daily net assets for the quarter.

Until further notice, the Adviser has voluntarily agreed to waive its advisory fees and, if necessary, reimburse the Portfolios if annual operating expenses exceed 0.15%, 0.08% and 1.18% of average daily net assets of the Advisory Foreign Fixed Income, Advisory Mortgage, and Emerging Markets Portfolios, respectively.

C. ADMINISTRATION FEE: MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Agreement, MAS receives an annual fee accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. Chase Global Funds Services Company serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

D. CUSTODY: Morgan Stanley Trust Company (NY) ("MSTC"), an affiliate of the Funds, serves

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

as custodian for the Fund's assets held outside of the United States in accordance with a custodian agreement. MSTC is a wholly owned subsidiary of Morgan Stanley Group, Inc.

For the six months ended March 31, 1997, the Advisory Foreign Fixed Income and the Emerging Markets Portfolios incurred fees of $24,000 and $35,000 with MSTC, of which $13,000 and $26,000, respectively, were payable to MSTC at March 31, 1997.

E. TRUSTEES FEES: The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are credited to an account that will be treated as if they have been invested in the Portfolios selected by the Trustee. The deferred fees payable, and the corresponding value of shares owned by the Portfolios to hedge the potential change in value of the deferred fees, at March 31, 1997, totaled $46,000. The value of shares owned by the Portfolios is included in Other Assets in each Portfolios Statement of Net Assets.

Expenses for the six months ended March 31, 1997 include legal fees paid to Morgan, Lewis & Bockius, LLP. A partner of that firm is secretary to the Fund.

F. PORTFOLIO INVESTMENT ACTIVITY:

1. PURCHASES AND SALES OF SECURITIES. For the six months ended March 31, 1997, purchases and sales of investment securities other than short term investments were:

                                             (000)
                                    ------------------------
Portfolio                             Purchases      Sales
---------                           -----------  -----------
Advisory Foreign Fixed Income       $   171,361  $   208,491
Advisory Mortgage                     1,970,281    1,932,840
Emerging Markets                         36,250       17,076

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION). At March 31, 1997, cost and unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                        (000)
                   ------------------------------------------------
Portfolio             Cost     Appreciation  Depreciation    Net
---------          ----------  ------------  ------------  --------
Advisory Foreign
  Fixed Income     $  203,511     $1,226       $ (7,258)   $ (6,032)
Advisory Mortgage   2,579,546      7,813        (34,853)    (27,040)
Emerging Markets       26,624      5,724         (3,196)      2,528

3. FORWARD FOREIGN CURRENCY CONTRACTS. Under the terms of the forward foreign currency contracts open at March 31, 1997, the Advisory Foreign Fixed Income and Emerging Markets Portfolios are obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                (000)
---------------------------------------------------------------------
                                                            Net
    Currency           In                                Unrealized
       to           Exchange    Settlement              Appreciation
    Deliver           For          Date       Value    (Depreciation)
--------------------------------------------------------
ADVISORY FOREIGN FIXED INCOME
Purchases
US$        3,533  SEK   27,000     4/2/97   US$ 3,587      US$  54
          13,815  ATS  157,350    4/21/97      13,359         (456)
           6,416  DEM   10,875    5/12/97       6,540          124
                                                       ------------
                                                          US$ (278)
                                                       ------------
Sales
SEK       13,000  US$    1,904     4/2/97   US$ 1,727      US$ 177
SEK       14,000         2,023     4/2/97       1,860          163
ATS      157,350        13,974    4/21/97      13,359          615
DEM       10,500         6,424    4/29/97       6,309          115
DEM       37,380        22,775    5/12/97      22,483          292
CAD       20,955        15,419     6/3/97      15,217          202
SEK      197,000        26,372     6/4/97      26,249          123
CAD       20,000        14,749    6/13/97      14,533          216
SEK      142,000        18,602    6/27/97      18,940         (338)
SEK       27,000         3,544    6/27/97       3,601          (57)
                                                       ------------
                                                          US$1,508
                                                       ------------
                                                  Net     US$1,230
                                                       ============

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                (000)
---------------------------------------------------------------------
                                                            Net
    Currency           In                                Unrealized
       to           Exchange    Settlement              Appreciation
    Deliver           For          Date       Value    (Depreciation)
----------------------------------------------------------------------
EMERGING MARKETS
Purchases
US$          168  ZAR      745     4/1/97    US$  168        US$  --
              48  ZAR      212     4/1/97          48             --
                                                          ----------
                                                             US$  --
                                                          ==========
ATS     --  Austrian
            Schilling
CAD     --  Canadian Dollar
DEM     --  German Mark
SEK     --  Swedish Krona
U.S.$   --  U.S. Dollar
ZAR     --  South African
            Rand

4. FUTURES CONTRACTS. At March 31, 1997, the following Portfolios had futures contracts open:

                                                         Unrealized
                               Aggregate                Appreciation
                    Number of  Face Value  Expiration  (Depreciation)
Portfolio           Contracts    (000)        Date         (000)
---------           ---------  ----------  ----------  --------------
Purchases:
 ADVISORY FOREIGN FIXED INCOME
  Canada 10 yr.
   Government Bond     510     CAD 42,710   Jun-97       US$ (1,250)
  German 10 yr.
   Government Bond      59     DEM 8,671    Jun-97             (151)
 ADVISORY MORTGAGE
  U.S. Treasury 2
   yr. Note            810     US$ 165,746   Jun-97          (1,257)
Sales:
 ADVISORY MORTGAGE
  90 day Eurodollar    867     US$ 201,979
                                            Jun-97-
                                            Mar-01            2,022
CAD   --  Canadian Dollar
DEM   --  German Mark
US$   --  U.S. Dollar

5. SWAP AGREEMENTS. At March 31, 1997, the following Portfolio had open Interest Rate Swap Agreements:

                                                  Unrealized
 Notional                                        Appreciation
  Amount                                        (Depreciation)
   (000)                 Description                (000)
--------------------------------------------------------------
ADVISORY FOREIGN FIXED INCOME
SEK 335,000    Agreement with Morgan Guaranty
               Trust Company terminating March
               24, 2002 to receive fixed
               rate at 6.72% annually and to
               pay SEK-STIBOR quarterly.             $208
                                                    ======
SEK     -- Swedish Krona
STIBOR  -- Swedish Interbank Offer Rate

G. EXPENSE OFFSETS. Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits of $2,000 and $87,000 for the Advisory Foreign Fixed Income and the Advisory Mortgage Portfolios, respectively.

H. OTHER. At March 31, 1997, the Advisory Foreign Fixed Income and Emerging Markets Portfolios' net assets were substantially comprised of foreign denominated securities and currency. The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At March 31, 1997 the Advisory Foreign Fixed Income and the Emerging Markets Portfolios had one and three shareholders, respectively, owning an aggregate percentage of 10% or greater.

--------------------------------------------------------------------------------

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